Disclosure of detailed informaton about redeemable preference share with determinable redemption date (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statements [Line Items]
Accretion income	$ 300
Redeemable Preference Share With Determinable Redemption Date [Member]
Statements [Line Items]
Balance, December 31, 2017	0
Initial recognition of preferred shares at fair value	19,231
Accretion income	253
Balance, December 31, 2018	$ 19,484